Organization and Description of Business (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 03, 2021	Jun. 15, 2020	Nov. 16, 2020	Sep. 30, 2020	Jul. 22, 2020	May 25, 2019	Sep. 25, 2007	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Jan. 02, 2020	Sep. 30, 2019	Jul. 02, 2019	Aug. 22, 2007
Common stock, par or stated value per share (in dollars per share)								$ 0.001	$ 0.001	$ 0.001				$ 0.0001
Common stock, shares authorized								290,000,000	290,000,000	290,000,000				300,000,000
Common stock, shares issued							1,000,000	39,714,845	27,082,419	12,524,307
Common stock, shares outstanding							1,000,000	39,714,845	27,082,419	12,524,307		12,524,307
Preferred stock, shares issued							0	6,000,000	6,000,000	6,000,000
Preferred stock, shares outstanding							0	6,000,000	6,000,000	6,000,000
Forward split							538,646 for 1
Common stock, shares sold			3,000,000
Proceeds from sale of common stock			$ 177,000
Issuance promissory note									$ 0	$ 42,504
Ethos Technology LLC [Member]
Shares issued for business acquisition			6,000,000
Lauderdale Holdings, LLC [Member]
Common stock, shares outstanding, percentage						70.70%
Lauderdale Holdings, LLC [Member] | Mr. Robert Hymers [Member]
Common stock, shares sold						43,333,333
Proceeds from sale of common stock						$ 108,333
Lauderdale Holdings, LLC [Member] | Edward Manolos [Member]
Common stock, shares sold						43,333,333
Proceeds from sale of common stock						$ 108,333
Lauderdale Holdings, LLC [Member] | Mr. Dan Nguyen [Member]
Common stock, shares sold						43,333,333
Proceeds from sale of common stock						$ 108,333
Lauderdale Holdings, LLC [Member] | Unaffiliated Parties [Member]
Common stock, shares sold						130,000,000
Proceeds from sale of common stock						$ 325,000
Marijuana Company of America, Inc [Member]
Shares issued for exchange of shares				7,222,222
Number of common stock exchanged				650,000,000
Stock Purchase Agreement
Common stock, shares issued								266,667	266,667
Chief Executive Officer [Member]
Accounts Payable													$ 1,000
Lelantos
Issuance promissory note		$ 500,000
Common stock, shares issued		400,000
Whisper [member]
Stock-based compensation, shares					666,754
Stock-based compensation, value					$ 116,282
Restricted common stock					$ 150,000
Shareholder | Stock Purchase Agreement
Common stock purchase price								$ 2,040,000	$ 2,040,000
Debt default											$ 100,000
Hymers [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Stock issued under agreement	1,585,791
Edward Manolos [Member]
Common stock, shares sold			1,500,000
Edward Manolos [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition			1,500,000
Additional shares issued to related parties			1,500,000
Thang Nguyen [Member]
Common stock, shares sold			1,500,000
Thang Nguyen [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition			1,500,000
Additional shares issued to related parties			1,500,000